Derivative instruments - Call Spread (Details) - Subsidiaries - Derivatives designated as hedging instruments - Call spread - Cash Flow Hedging $ in Thousands	Apr. 30, 2017 USD ($) $ / option
Citibank S.A.
Derivative [Line Items]
Notional Amount | $	$ 50,000
Citibank S.A. | Written
Derivative [Line Items]
Strike price (in usd per option)	4.49
Citibank S.A. | Bought
Derivative [Line Items]
Strike price (in usd per option)	3.11
JP Morgan S.A.
Derivative [Line Items]
Notional Amount | $	$ 50,000
JP Morgan S.A. | Written
Derivative [Line Items]
Strike price (in usd per option)	5.20
JP Morgan S.A. | Bought
Derivative [Line Items]
Strike price (in usd per option)	3.13